Short-Term Debt (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2013 Note Payable March 31, 2012 [Member]	Sep. 30, 2013 Note Payable March 31, 2012 [Member]	Mar. 31, 2013 Note Payable November 2005 [Member]
Expiration date	Mar. 31, 2014
Unsecured term note	$ 15,000,000	$ 15,000,000	$ 15,000,000	$ 15,000,000
Issuance date				Nov. 28, 2005	Nov. 28, 2005
Maturity date				Mar. 31, 2014
Basis point spread				0.69%
Execution date of interest rate swap				Nov. 01, 2005
Derivative maturity date						Nov. 30, 2015
Fixed rate related to interest rate swap				5.74%	5.74%